Subsequent Events (Details Textual)	6 Months Ended						0 Months Ended
	Dec. 31, 2014 USD ($)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014 Investor [Member]	Feb. 09, 2015 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member] CAD
Subsequent Event [Line Items]
Exercise of CA $0.50 unit warrants	$ 0.65							0.50
Number of warrants of exercised		20,000	221,000					92,000
Warrants outstanding	15,409,745	18,732,485	6,000,000	950,000		5,964,738
Shares issued for services, shares							1,988,246
Investor warrants total	1,591,875
Common stock shares are exchanged with warrants	530,625
The increase (decrease) in stockholders' equity during the period.	$ 400,957